Financial risk management objectives and policies - Forward Currency Exchange Contracts (Details) - Mar. 31, 2019
€ in Millions, ¥ in Millions, £ in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions
	USD ($)	CHF (SFr)	GBP (£)	SEK (kr)	CNY (¥)	HKD ($)	EUR (€)
U.S. dollars | Forward contract to purchase Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract Amount	$ 155.0
U.S. dollars | Forward contract to sell Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract Amount	$ 65.9
Euros | Forward contract to purchase Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract Amount | €							€ 72.9
Euros | Forward contract to sell Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract Amount | €							€ 32.7
Swiss francs | Forward contract to purchase Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract Amount | SFr		SFr 2.1
Swiss francs | Forward contract to sell Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract Amount | SFr		SFr 11.4
Chinese yuan | Forward contract to purchase Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract Amount | ¥					¥ 588.5
British Pounds sterling | Forward contract to purchase Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract Amount | £			£ 16.0
British Pounds sterling | Forward contract to sell Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract Amount | £			£ 1.0
Hong Kong dollar | Forward contract to purchase Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract Amount						$ 121.6
Swedish Krona | Forward contract to purchase Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contract Amount | kr				kr 10.7